Discontinued Operations	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

8.         Discontinued Operations

On August 1, 2011, we completed the sale of substantially all of the assets of Green Tech Products to Irish Knight Holdings, L.L.C., a company co-owned by two of Green Tech Products’ senior managers, and recorded a loss on disposal of approximately $59,000. The consideration for the purchase of the assets was (i) the assumption of substantially all of Green Tech Products’ liabilities, which were approximately $1.2 million; (ii) a $50,000 stock inventory credit toward the purchase of products and services from the buyer, which credit may be applied during the first nine months after completion of the sale; and (iii) a promissory note in the principal amount of $100,000, which is payable in increasing monthly installments over a period of 60 months.

In March 2012, Irish Knight Holdings agreed, in consideration of a $25,000 reduction in the stock inventory credit and a $38,000 reduction in the then outstanding balance of the promissory note, to pay us a total of $80,000 by December 31, 2012 in full satisfaction of the inventory credit and note.  As a result, we recorded an additional loss on disposal of discontinued assets of $63,000 during the three and six months ended March 31, 2012.

Net sales and loss from our discontinued molded rubber products operations for the three and six months ended March 31 were as follows:

	Three Months Ended		Six Months Ended
	March 31,	March 31,	March 31,	March 31,
	2012	2011	2012	2011
Net sales from discontinued operations	$—	$396,366	$—	$878,123
Loss from discontinued operations	(63,000)	(743,968)	(63,000)	(1,056,044)

2.         Discontinued Operations

In March 2011, we announced our intention to divest our Green Tech Product’s molded rubber products business and to devote all of our corporate resources to American Power Group’s dual fuel conversion business.  Based on Green Tech Products’ significant historical annual operating losses, a 31% decline in revenue during fiscal year 2010, the current U.S. economic situation and the prolonged tightening of capital availability, management believed that a potential buyer of Green Tech Products would look to their net asset value as a starting point, and then discount it significantly in arriving at a potential valuation.  As of March 31, 2011, management determined, based on several fair value determination scenarios, the estimated fair value of Green Tech Products to be below its net asset value and therefore an impairment existed. Accordingly, we recorded a non-cash impairment loss of $273,650 and a $175,229 inventory valuation allowance which is included the loss from discontinued operations for the fiscal year ended September 30, 2011.

On June 14, 2011 we entered into a definitive Asset Purchase Agreement with Irish Knight Holdings, L.L.C. a company co-owned by two of Green Tech Product’s senior managers to sell, subject to shareholder approval, substantially all of the assets of Green Tech Products. On July 29, 2011 our shareholders approved the sale and on August 1, 2011 we completed the sale and recorded a loss on disposal of approximately $59,000. The consideration for the purchase of the assets was (i) the assumption of substantially all of Green Tech Products  liabilities, which were approximately $1.2 million (ii) a $50,000 stock inventory credit toward the purchase of products and services from the buyer, which credit may be applied during the first nine months after completion of the sale; and (iii) a promissory note in the principal amount of $100,000 which is payable in increasing monthly installments over a period of 60 months.

The major classes of assets and liabilities associated with discontinued molded rubber products business were:

	September 30, 2011	September 30, 2010
Assets related to discontinued operations:
Cash	$—	$107,446
Accounts receivable, net	—	703,236
Inventory	—	931,899
Other current assets	—	38,328
Total current assets related to discontinued operations	—	1,780,909
Property, plant and equipment (net)	—	497,326
Other	—	260,900
Total other assets related to discontinued operations	—	758,226
Total assets related to discontinued operations	$—	$2,539,135

Liabilities related to discontinued operations:
Accounts payable	$—	$345,793
Notes payable, current	—	245,065
Accrued expenses, other	—	401,293
Total current liabilities related to discontinued operations	—	992,151
Notes payable, non-current	—	214,919
Total liabilities related to discontinued operations	$—	$1,207,070

Net sales and loss from our discontinued molded rubber products operations for the fiscal years ended were as follows:

	September 30, 2011	September 30, 2010
Net sales from discontinued operations	$2,150,806	$2,241,981
Loss on disposal of discontinued operations	59,526	—
Loss from discontinued operations, net of taxes	1,116,413	708,321

During the year ended September 30, 2010 we recorded income from our discontinued scrap tire operations of $148,569 associated with a net refund of income taxes previously paid.